Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income, expense, gains or losses of financial instruments [abstract]
Summary of Finance Income and Finance Expense

	2019	2020	2021
Net gain on conversion of convertible financial instruments	$—	$—	$64,143
Change in fair value of 2020 convertible notes (Note 17)	—	—	52,267
Change in fair value of Series B preferred shares (Note 16)	—	—	48,956
Interest Income	1,978	581	60
Foreign exchange gain	9,727	21,908	—
Other		11	—

Finance income	$11,705	$22,500	$165,426

Interest expense (cash)	$(5,749)	$(12,695)	$(29,954)
Interest expense (non-cash)	(11,044)	(18,152)	(43,939)
Lease liability interest expense (Note 24)	(396)	(751)	(2,501)
Foreign exchange loss	—	—	(14,594)
Dividend on preferred shares (Note 16)	(21,600)	(23,578)	(16,156)
Debt extinguishment fee (cash)	—	—	(3,636)
Debt extinguishment fee (non-cash)	(520)	(5,647)	(4,170)
Change in fair value of 2020 convertible notes (Note 17)	—	(102,548)	—
Change in fair value of Series B preferred shares (Note 16)	—	(9,351)	—
Change in fair value of Stock Warrants (Note 27)	—	—	(2,875)
Other	(26)	—	(109)

Finance expense	$(39,335)	$(172,722)	$(117,934)